Financial Risks - Summary of Group Limits Per Credit Rating (Detail) € in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)
AAA [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	$ 750	€ 900
AA [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	750	900
A [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	575	675
BBB [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	375	450
BB [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	225	250
B [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	110	125
CCC or lower [member]
Disclosure of group limits per credit rating [line items]
Group limits per credit rating	$ 45	€ 50